Summary of Significant Accounting Policies (Details) - Schedule of types of goods - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Total Revenue	$ 104,037,710	$ 89,061,010	$ 79,626,071
Self-Manufactured Products [Member]
Segment Reporting Information [Line Items]
Total Revenue	48,059,165	44,473,076	38,527,955
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Segment Reporting Information [Line Items]
Total Revenue	$ 55,978,545	$ 44,587,934	$ 41,098,116